SHORT-TERM AND LONG-TERM DEBTS (Tables)	12 Months Ended
Dec. 31, 2024
SHORT-TERM AND LONG-TERM DEBTS
Summary of short-term debts

Name	Fixed annual rate (%)	Term	As of December 31, 2023
			RMB
Short-term borrowings	1.50%-3.44%	1‑12 months	39,071,500

Name	Fixed/floating annual rate (%)	Term	As of December 31, 2024
			RMB	US$
Hashrate financing loan (ii)	Floating, cap at 10% p.a.	Not specified	124,584,293	17,067,978

(ii)On November 11, 2024, the Company signed a Master Loan Agreement with a lender in which the lender agreed to grant a credit line to the Company to lend the Company fiat money or cryptocurrency for the purpose of paying off the Company’s mining machines hosting expenses. The loans are denoted in U.S. dollars and typically paid directly to the service provider. The amount the Company is able to draw from the credit line is determined by the monetary value of the cryptocurrency collateral the Company posted at the lender-designated wallets. Based on the agreement, there is no specific limit in the amount the Company is able to borrow within the first twelve months since the inception of the agreement. Subsequently, the amount the Company could draw from the credit line is limited at 60% of the market value of the collateralized cryptocurrency. There is no expiration date indicated in such agreement. In addition, the amount drawn typically does not have maturity as long as sufficient collateralization has been maintained. As of December 31, 2024, all of the Company’s bitcoins were posted as collateral.

Summary of long-term debts

Name	Fixed annual rate (%)	Term	As of December 31, 2023
			RMB
Co-financing debt payables (i)	5.50%-6.60%	24-36 months	1,638,260
(i)The Company provides consumer loans to borrowers through commercial banks. The Company is required to make scheduled payments to the commercial banks regardless of borrower repayments. There was no outstanding balance as of December 31, 2024.

Summary of contractual obligations of long-term debts

	Payment due by period
	Less than 1 year	1 - 2 years	2 -3 years	Total
As of December 31, 2023 (RMB)
Long-term debts – non-current portion	46,994	759,016	—	806,010